Document And Entity Information	Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	DECISIONPOINT SYSTEMS, INC.
Document Type	SP 15D2
Amendment Flag	false
Entity Central Index Key	0001505611
Document Period End Date	Dec. 31, 2020